Bank Borrowings - Schedule of Bank Borrowings (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Bank Borrowings [Line Items]
Borrowings, Amount			$ 3,845,863
Term Loan I [Member]
Schedule of Bank Borrowings [Line Items]
Borrowings, Principal amount	$ 4,000,000
Borrowings, Maturity date	May 19, 2028
Borrowings, Amount			2,268,207
Term Loan I [Member] | Bottom of Range [Member]
Schedule of Bank Borrowings [Line Items]
Borrowings, Interest rates	3.125%	3.125%
Term Loan I [Member] | Top of Range [Member]
Schedule of Bank Borrowings [Line Items]
Borrowings, Interest rates	3.625%	3.625%
Term Loan II [Member]
Schedule of Bank Borrowings [Line Items]
Borrowings, Principal amount	$ 1,000,000
Borrowings, Maturity date	March 14, 2029
Borrowings, Amount			729,946
Term Loan II [Member] | Bottom of Range [Member]
Schedule of Bank Borrowings [Line Items]
Borrowings, Interest rates	3.125%	3.125%
Term Loan II [Member] | Top of Range [Member]
Schedule of Bank Borrowings [Line Items]
Borrowings, Interest rates	3.625%	3.625%
Term Loan III [Member]
Schedule of Bank Borrowings [Line Items]
Borrowings, Principal amount	$ 1,000,000
Borrowings, Maturity date	December 27, 2029
Borrowings, Amount			$ 847,710
Term Loan III [Member] | Bottom of Range [Member]
Schedule of Bank Borrowings [Line Items]
Borrowings, Interest rates	3.125%	3.125%
Term Loan III [Member] | Top of Range [Member]
Schedule of Bank Borrowings [Line Items]
Borrowings, Interest rates	3.625%	3.625%